Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Abstract]
Disclosure of Transactions Between Group and Other Related Parties
a.
Related party name and category

Related Party Name	Related Party Category

JANK Howden Pty Ltd	Related party in substance
Other	Key Management Personnel

b.
Loans from related parties

Interest expense

	For the year ended December 31
Related Party Category/Name	2020	2021	2022
Related party in substance / JANK Howden Pty Ltd	$96,272	$45,522	$—
Key Management Personnel / Others	9,627	4,552	—
	$105,899	$50,074	$—

Schedule of Key Management Personnel Compensation
c.
Compensation of Key Management Personnel

	For the year ended December 31
Related Party Category/Name	2020	2021	2022
Short-term employee benefits	$2,368,143	$2,881,215	$2,783,668
Post-employment benefits	99,217	112,095	332,037
Share-based payments recognized	138,794	2,048,669	1,926,199
	$2,606,154	$5,041,979	$5,041,904